COST OF SALES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Cost of sales	€ 3,452,971	€ 3,329,483	€ 2,995,877
Interest income	€ 99,206	€ 88,308	€ 60,808